Related Party Transactions (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 15, 2018	Dec. 29, 2017	Oct. 31, 2017	Mar. 31, 2018	Dec. 31, 2017
Repayments to related party debt					$ 99,963
Other payables to related parties				$ 30,531
Payments for development and technical services		$ 250,000
Services fee		$ 35,000			$ 500,000
Business Instincts Group Inc [Member]
Ownership percentage				10.00%	10.00%
Blockchain Merchant Group, Inc [Member]
Ownership percentage				2.50%	2.50%
WENN [Member]
Ownership percentage				7.50%	7.50%
First Client Agreement [Member]
Initial payments for agreement			$ 50,000
Business Services Agreement [Member]
Services fee	$ 4,175,000
Offer and sale for cash, value	$ 40,000,000
Chairman Director Officer and Shareholder [Member]
Percentage for services			30.50%
Repayments to related party debt			$ 35,000
Payments for signing bonus			100,000
Payment for equity financing			50,000
Chairman Director Officer and Shareholder [Member] | Maximum [Member]
Payment for equity financing			$ 750,000
WENN [Member]
Lump sum payment				$ 105,000	$ 105,000